Note 14 - Stockholders' Equity - Common Shares Reserved for Future Issuance (Details) - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Common stock, capital shares reserved for future issuance (in shares)		4,741	3,283
Investors - December 2019 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		1,458
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 12.09
Expiration date		12/06/24
Investors - Aerosurf [Member]
Common stock, capital shares reserved for future issuance (in shares)		988	988
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)
Expiration date		02/14/24
Investors - December 2018 Financing - Long-term [Member]
Common stock, capital shares reserved for future issuance (in shares)		1,296	1,296
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 12.15
Expiration date		12/04/23
Investors - December 2018 Financing - Short-term [Member]
Common stock, capital shares reserved for future issuance (in shares)		668	668
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.04
Expiration date		06/24/20
Battelle - 2018 Payables Restructuring Agreement [Member]
Common stock, capital shares reserved for future issuance (in shares)	[1]	25	25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	[1]	$ 19.50
Expiration date	[1]	12/07/23
Panacea Venture Management Company Ltd. [Member]
Common stock, capital shares reserved for future issuance (in shares)		63	63
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 12
Expiration date		07/02/23
LPH II Investments Limited [Member]
Common stock, capital shares reserved for future issuance (in shares)		45	45
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 16.56
Expiration date		04/04/25
Investors - February 2017 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		117	117
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 82.20
Expiration date		02/15/24
Investors - July 2015 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		80	80
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 588
Expiration date		07/22/22
Battelle 2014 Collaboration Agreement [Member]
Common stock, capital shares reserved for future issuance (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4,200
Expiration date		10/10/24

[1]	See, - Note 16 - Collaboration, Licensing and Research Funding Agreements, for further details on the Battelle collaboration agreement.